Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: September 2026

The undersigned is a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fifth Amended and Restated Transfer and Servicing Agreement, dated as of December 16, 2024 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), by and among Chase Card Funding LLC, as Transferor, the Bank, as Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Computershare Trust Company, National Association, as Indenture Trustee and Collateral Agent.

The undersigned does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: September 30, 2026

(b)	Interest Period: September 15, 2026 through October 14, 2026

(c)	Interest Accrual Method: 30/360

(d)	Determination Date: October 13, 2026

(e)	Distribution Date: October 15, 2026

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	/s/ John Keller
Name: John Keller
Title: Vice President